Income tax and social contribution - Deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax bases - Assets
Tax bases - Assets	R$ 123,626	R$ 84,705	R$ 74,766
Income tax - 25%	30,907	21,177	18,692
Social contribution - 9%	11,126	7,623	6,728
Deferred tax assets	42,033	28,800	25,420
Tax bases - Liabilities
Tax bases - Liabilities	(709,406)	(552,304)	(561,273)
Income tax - 25%	(177,350)	(138,077)	(140,318)
Social contribution - 9%	(63,848)	(49,707)	(50,515)
Deferred tax liabilities	(241,198)	(187,784)	(190,833)
Unused tax losses [member]
Tax bases - Assets
Tax bases - Assets	46,298	12,245	25,304
Temporary differences [member]
Tax bases - Assets
Tax bases - Assets	82,819	72,460	25,770
Tax bases - Liabilities
Tax bases - Liabilities	(477,287)	(389,047)	(436,602)
Provisions - temporary differences
Tax bases - Assets
Tax bases - Assets	(5,491)	0	23,692
Tax bases - Liabilities
Tax bases - Liabilities	R$ (232,119)	R$ (163,257)	R$ (124,671)